Acquisition of the Mineral Sands Business (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Calculation of Amount of Net Sales and Earnings from Acquisition of Mineral Sands Business

The following table includes net sales and income from operations on a segment basis attributable to the acquired mineral sands business for the three and six months ended June 30, 2013.

	Mineral Sands	Pigment	Eliminations	Total
Three Months Ended June 30, 2013:
Net Sales	$255	$—	$(89)	$166
Income (Loss) from Operations	$50	$(16)	$4	$38
Six Months Ended June 30, 2013:
Net Sales	$496	$—	$(196)	$300
Income (Loss) from Operations	$124	$(33)	$(14)	$77

The following table includes net sales and income from operations on a segment basis attributable to the acquired mineral sands business since June 15, 2012. The results of the acquired mineral sands business are included in both the mineral sands segment and the pigment segment.

	Mineral	Pigment	Eliminations	Total
Net Sales	$489	$64	$(29)	$524
Income from Operations	$8	$(36)	$(2)	$(30)

Supplemental Pro Forma Financial Information

In accordance with ASC 805, the supplemental pro forma results of operations for the three and six months ended June 30, 2012:

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012
Net Sales	$588	$1,150
Income from Operations	$196	$395
Net Income	$173	$326
Net Income attributable to Tronox Limited Shareholders	$156	$294
Basic earnings per share attributable to Tronox Limited Shareholders	$2.05	$4.07
Diluted earnings per share attributable to Tronox Limited Shareholders	$1.98	$3.92

In accordance with ASC 805, the supplemental pro forma results of operations for the years ended December 31, 2012 and 2011, as if the mineral sands business had been acquired on January 1, 2011, are as follows:

	Years Ended December 31,
	2012	2011
Net Sales	$2,120	$2,302
Income from Operations	$296	$407
Net Income	$239	$2,105
Net Income attributable to Tronox Limited Shareholders	$207	$2,051
Basic earnings per share attributable to Tronox Limited Shareholders	$1.70	$16.29
Diluted earnings per share attributable to Tronox Limited Shareholders	$1.67	$15.91

Calculation of Total Purchase Price and Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed from Exxaro

	Valuation	Net Adjustments to Fair Value	As Adjusted
Consideration:
Number of Class B Shares(1)	9,950,856	—	9,950,856
Fair value of Class B Shares on the Transaction Date	$137.70	—	137.70

Fair value of equity issued(2)	$1,370	—	1,370
Cash paid	—	1	1
Noncontrolling interest(3)	291	(58)	233

	$1,661	$(57)	$1,604

	Valuation	Net Adjustments to Fair Value	As Adjusted
Fair Value of Assets Acquired and Liabilities Assumed:
Current Assets:
Cash	$115	$—	$115
Accounts receivable	199	(3)	196
Inventories	622	(69)	553
Prepaid and other assets	32	(12)	20

Total Current Assets	968	(84)	884
Property, plant and equipment, net(4)	1,012	(132)	880
Mineral leaseholds, net(5)	1,299	158	1,457
Intangibles, net(4)	—	12	12
Deferred tax asset	26	4	30
Other long-term assets	19	—	19

Total Assets	$3,324	$(42)	$3,282

Current Liabilities:
Accounts payable	93	17	110
Accrued liabilities	25	—	25
Unfavorable contracts(6)	83	2	85
Short-term debt	76	(1)	75
Current deferred tax liability	28	(14)	14
Income taxes payable	2	—	2

Total Current Liabilities	307	4	311
Long-term debt	19	—	19
Deferred tax liability	212	(3)	209
Asset retirement obligations	57	—	57
Other	7	20	27

Total Liabilities	602	21	623

Net Assets	$2,722	$(63)	$2,659

Gain on Bargain Purchase(7)	$1,061	$(6)	$1,055

(1)	The number of Class B Shares issued in connection with the Transaction has not been restated to affect for the 5-for-1 share split as discussed in Note 15.
(2)

The fair value of the Class B shares issued was determined based the closing market price of Tronox Incorporated’s common shares on June 14, 2012, less a 15% discount for marketability due to a restriction that the shares cannot be sold for a period of at least three years following the Transaction Date.

(3)	The fair value of the noncontrolling interest is based upon a structured arrangement with Tronox Limited, which allows the ownership interest to be exchanged for approximately 1.45 million additional Class B shares until the earlier of the 10 year anniversary of the Transaction Date or the date when the South African Department of Mineral Resources determines that ownership is no longer required under the BEE legislation.
(4)	The fair value of property, plant and equipment and internal use software was determined using the cost approach, which estimates the replacement cost of each asset using current prices and labor costs, less estimates for physical, functional and technological obsolescence.
(5)	The fair value of mineral rights was determined using the Discounted Cash Flow (“DCF” ) method, which was based upon the present value of the estimated future cash flows for the expected life of the asset taking into account the relative risk of achieving those cash flows and the time value of money. Discount rates of 17% for South Africa and 15.5% for Australia were used taking into account the risks associated with such assets, as well as the economic and political environment where each asset is located.
(6)	The fair value of unfavorable contracts was determined by multiplying the committed tonnage in each contract by the difference between the committed price in the contract versus the estimated market price over the term of the contract.
(7)	In accordance with ASC 805-10-25-14, the measurement period for the Transaction ends in June 2013.